Schedule of investments
Delaware Extended Duration Bond Fund	October 31, 2024 (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds — 97.78%
Banking — 11.21%
Banco Santander 8.00% 2/1/34 μ, ψ	1,800,000	$ 1,877,472
Bank of America 2.676% 6/19/41 μ	9,540,000	6,824,689
Bank of New York Mellon 4.70% 9/20/25 μ, ψ	2,600,000	2,584,608
Barclays 9.625% 12/15/29 μ, ψ	2,230,000	2,459,420
Citigroup 7.125% 8/15/29 μ, ψ	2,360,000	2,430,536
Goldman Sachs Group
2.908% 7/21/42 μ	6,110,000	4,420,681
5.016% 10/23/35 μ	2,415,000	2,358,932
6.125% 11/10/34 μ, ψ	1,385,000	1,377,183
7.50% 5/10/29 μ, ψ	2,385,000	2,506,751

JPMorgan Chase & Co. 3.109% 4/22/51 μ	8,795,000	6,127,915
Morgan Stanley
2.802% 1/25/52 μ	7,800,000	5,089,739
6.627% 11/1/34 μ	1,840,000	2,017,973

Regions Financial 5.502% 9/6/35 μ	3,490,000	3,459,650
State Street 6.123% 11/21/34 μ	2,145,000	2,263,841
UBS Group
144A 5.379% 9/6/45 #, μ	3,750,000	3,676,969
144A 6.85% 9/10/29 #, μ, ψ	955,000	949,007
144A 9.25% 11/13/28 #, μ, ψ	1,810,000	1,976,862
		52,402,228
Basic Industry — 4.06%
Dow Chemical 5.60% 2/15/54	6,140,000	6,026,379
Freeport-McMoRan 5.45% 3/15/43	6,005,000	5,768,476
LYB International Finance III 3.625% 4/1/51	8,010,000	5,653,281
Sherwin-Williams 2.90% 3/15/52	2,415,000	1,540,928
		18,989,064
Brokerage — 1.46%
Jefferies Financial Group 6.50% 1/20/43	6,435,000	6,808,819
		6,808,819
Capital Goods — 9.24%
Amphenol 5.375% 11/15/54	4,685,000	4,645,015
BAE Systems 144A 5.50% 3/26/54 #	6,525,000	6,587,816
Boeing
2.196% 2/4/26	1,715,000	1,652,155
144A 6.858% 5/1/54 #	2,745,000	2,945,509

Ingersoll Rand 5.70% 6/15/54	6,180,000	6,353,869
NQ- NP [1024] 1224 (4074885)    1

Schedule of investments
Delaware Extended Duration Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
Northrop Grumman
4.75% 6/1/43	480,000	$ 442,423
5.20% 6/1/54	6,385,000	6,202,766

Parker-Hannifin 4.00% 6/14/49	5,605,000	4,592,037
Republic Services 3.05% 3/1/50	5,720,000	3,915,541
Waste Management 5.35% 10/15/54	5,850,000	5,863,874
		43,201,005
Communications — 11.52%
American Tower 3.10% 6/15/50	8,175,000	5,450,028
AT&T
3.50% 9/15/53	10,340,000	7,211,848
6.30% 1/15/38	2,055,000	2,230,419

Charter Communications Operating 3.85% 4/1/61	8,225,000	4,943,738
Meta Platforms 5.40% 8/15/54	6,580,000	6,614,930
Netflix 5.40% 8/15/54	6,235,000	6,275,716
Rogers Communications 4.55% 3/15/52	5,040,000	4,182,026
Time Warner Cable 7.30% 7/1/38	2,360,000	2,406,071
T-Mobile USA
3.00% 2/15/41	7,560,000	5,557,280
5.25% 6/15/55	1,380,000	1,308,832
5.50% 1/15/55	1,210,000	1,192,065

Verizon Communications 2.875% 11/20/50	8,805,000	5,615,060
VZ Secured Financing 144A 5.00% 1/15/32 #	955,000	858,871
		53,846,884
Consumer Cyclical — 7.01%
Alimentation Couche-Tard 144A 5.617% 2/12/54 #	2,965,000	2,886,046
Amazon.com 2.50% 6/3/50	5,190,000	3,236,491
Aptiv 3.10% 12/1/51	2,279,000	1,393,351
Ford Motor 4.75% 1/15/43	1,995,000	1,618,682
General Motors 5.40% 4/1/48	6,290,000	5,728,219
Home Depot 5.30% 6/25/54	5,835,000	5,802,119
Lowe's 2.80% 9/15/41	8,460,000	5,970,214
Uber Technologies 5.35% 9/15/54	6,435,000	6,141,704
		32,776,826
Consumer Non-Cyclical — 9.80%
AbbVie
4.25% 11/21/49	3,105,000	2,638,549
5.35% 3/15/44	4,545,000	4,562,120

2    NQ- NP [1024] 1224 (4074885)

(Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)

Bimbo Bakeries USA 144A 4.00% 5/17/51 #	1,385,000	$ 1,062,015
Gilead Sciences 4.80% 4/1/44	6,475,000	5,970,270
HCA
3.50% 7/15/51	1,991,000	1,356,946
6.00% 4/1/54	4,575,000	4,600,160

Merck & Co. 2.75% 12/10/51	9,025,000	5,731,572
Molson Coors Beverage 5.00% 5/1/42	5,830,000	5,468,797
Nestle Holdings 144A 2.625% 9/14/51 #	8,485,000	5,370,510
Royalty Pharma 3.35% 9/2/51	9,283,000	6,104,974
Takeda Pharmaceutical 3.175% 7/9/50	4,290,000	2,945,940
		45,811,853
Electric — 13.39%
Arizona Public Service
4.20% 8/15/48	2,720,000	2,189,482
4.25% 3/1/49	2,324,000	1,874,034
Baltimore Gas and Electric
4.55% 6/1/52	2,540,000	2,213,692
5.65% 6/1/54	1,440,000	1,485,294

Berkshire Hathaway Energy 2.85% 5/15/51	1,048,000	671,971
Commonwealth Edison 2.75% 9/1/51	4,745,000	2,970,970
Constellation Energy Generation 5.75% 3/15/54	6,415,000	6,470,067
Dominion Energy
Series A 6.875% 2/1/55 μ	1,315,000	1,376,785
Series B 7.00% 6/1/54 μ	1,170,000	1,247,806

Dominion Energy South Carolina 6.25% 10/15/53	2,772,000	3,110,874
Duke Energy 5.00% 8/15/52	2,490,000	2,249,813
Duke Energy Carolinas 5.35% 1/15/53	1,370,000	1,348,378
NextEra Energy Capital Holdings 3.00% 1/15/52	6,085,000	3,953,384
Northern States Power 5.40% 3/15/54	4,810,000	4,850,522
NSTAR Electric 4.95% 9/15/52	2,635,000	2,466,525
Oglethorpe Power
3.75% 8/1/50	3,190,000	2,367,249
4.50% 4/1/47	3,380,000	2,854,694
5.05% 10/1/48	1,295,000	1,180,558
6.20% 12/1/53	410,000	436,801
Pacific Gas & Electric
3.50% 8/1/50	6,565,000	4,587,207
4.20% 6/1/41	885,000	720,695

PacifiCorp 2.90% 6/15/52	2,215,000	1,363,290
Public Service Co. of Oklahoma 3.15% 8/15/51	2,240,000	1,481,116
NQ- NP [1024] 1224 (4074885)    3

Schedule of investments
Delaware Extended Duration Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)

Southern California Edison 4.125% 3/1/48	2,928,000	$ 2,385,053
Southwestern Electric Power 3.25% 11/1/51	6,820,000	4,539,784
Virginia Electric and Power
2.95% 11/15/51	2,420,000	1,572,210
5.55% 8/15/54	615,000	621,021
		62,589,275
Energy — 11.19%
Apache 5.10% 9/1/40	4,240,000	3,664,056
BP Capital Markets 4.875% 3/22/30 μ, ψ	2,400,000	2,342,023
BP Capital Markets America 2.939% 6/4/51	6,320,000	4,070,193
ConocoPhillips 5.55% 3/15/54	4,240,000	4,235,481
Diamondback Energy 5.75% 4/18/54	3,360,000	3,266,072
Enbridge
6.70% 11/15/53	1,595,000	1,785,919
7.20% 6/27/54 μ	1,880,000	1,946,601
Energy Transfer
5.95% 5/15/54	1,355,000	1,335,796
6.25% 4/15/49	1,700,000	1,728,844
6.50% 11/15/26 μ, ψ	2,197,000	2,195,566
Enterprise Products Operating
3.30% 2/15/53	5,680,000	3,881,788
5.55% 2/16/55	1,585,000	1,574,840

Galaxy Pipeline Assets Bidco 144A 2.94% 9/30/40 #	1,412,592	1,145,169
Kinder Morgan 5.95% 8/1/54	4,595,000	4,595,875
Northern Natural Gas 144A 3.40% 10/16/51 #	4,505,000	3,071,687
Occidental Petroleum
6.20% 3/15/40	2,255,000	2,252,464
7.95% 6/15/39	667,000	772,105

Shell International Finance 3.00% 11/26/51	4,845,000	3,215,882
Targa Resources 6.50% 2/15/53	4,275,000	4,595,665
Transcanada Trust 5.625% 5/20/75 μ	647,000	641,750
		52,317,776
Finance Companies — 2.64%
AerCap Ireland Capital DAC 3.85% 10/29/41	8,420,000	6,749,695
Air Lease 4.125% 12/15/26 μ, ψ	1,470,000	1,384,145
Blue Owl Credit Income
144A 5.80% 3/15/30 #	3,670,000	3,564,050
144A 6.60% 9/15/29 #	620,000	627,905
		12,325,795
4    NQ- NP [1024] 1224 (4074885)

(Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Insurance — 8.32%
Aon 2.90% 8/23/51	2,952,000	$ 1,872,432
Athene Holding 3.95% 5/25/51	6,020,000	4,450,822
Beacon Funding Trust 144A 6.266% 8/15/54 #	2,450,000	2,457,041
Elevance Health
4.55% 5/15/52	4,020,000	3,389,052
5.70% 2/15/55	3,275,000	3,294,499

Humana 5.75% 4/15/54	3,410,000	3,281,482
Marsh & McLennan
5.35% 11/15/44	3,685,000	3,685,480
5.45% 3/15/53	2,325,000	2,313,381

MetLife 5.00% 7/15/52	1,715,000	1,604,167
Pine Street Trust III 144A 6.223% 5/15/54 #	5,275,000	5,476,363
UnitedHealth Group
5.375% 4/15/54	5,330,000	5,243,555
5.50% 7/15/44	1,785,000	1,806,641
		38,874,915
Natural Gas — 2.88%
Sempra 6.40% 10/1/54 μ	3,725,000	3,721,199
Southern California Gas 4.30% 1/15/49	4,500,000	3,797,692
Southwest Gas
3.80% 9/29/46	2,150,000	1,635,334
4.15% 6/1/49	2,430,000	1,922,314

Spire Missouri 3.30% 6/1/51	3,440,000	2,371,117
		13,447,656
Technology — 3.11%
Broadcom 144A 4.926% 5/15/37 #	4,950,000	4,749,781
Entegris 144A 5.95% 6/15/30 #	749,000	748,853
Oracle
3.60% 4/1/50	7,059,000	5,086,581
5.375% 9/27/54	2,025,000	1,927,970

Sensata Technologies 144A 6.625% 7/15/32 #	2,000,000	2,028,051
		14,541,236
Transportation — 1.45%
CSX 4.90% 3/15/55	7,280,000	6,764,994
		6,764,994
NQ- NP [1024] 1224 (4074885)    5

Schedule of investments
Delaware Extended Duration Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Utilities — 0.50%
Essential Utilities 4.276% 5/1/49	2,876,000	$ 2,366,817
		2,366,817
Total Corporate Bonds (cost $485,057,884)		457,065,143

Municipal Bonds — 0.98%
GDB Debt Recovery Authority of Puerto Rico Revenue 7.50% 8/20/40	887,568	865,379
Long Island, New York Power Authority Electric System Revenue (Build America Bonds) Series B 5.85% 5/1/41	3,600,000	3,706,668
Total Municipal Bonds (cost $4,445,131)		4,572,047

Loan Agreements — 0.37%
Capital Goods — 0.37%
Standard Industries 6.759% (SOFR01M + 2.00%) 9/22/28 •	1,702,491	1,707,812
Total Loan Agreements (cost $1,702,492)		1,707,812
	Number of shares
Convertible Preferred Stock — 0.15%
Energy — 0.15%
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	14,912	712,793
Total Convertible Preferred Stock (cost $740,232)		712,793

Short-Term Investments — 2.12%
Money Market Mutual Funds — 2.12%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.76%)	2,475,615	2,475,615
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.70%)	2,475,615	2,475,615
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.81%)	2,475,615	2,475,615
6    NQ- NP [1024] 1224 (4074885)

(Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.78%)	2,475,615	$ 2,475,615
Total Short-Term Investments (cost $9,902,460)		9,902,460
Total Value of Securities—101.40% (cost $501,848,199)		473,960,255

Liabilities Net of Receivables and Other Assets—(1.40%)		(6,533,354)
Net Assets Applicable to 32,572,264 Shares Outstanding—100.00%		$467,426,901
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at October 31, 2024. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At October 31, 2024, the aggregate value of Rule 144A securities was $50,182,505, which represents 10.74% of the Fund’s net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at October 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
Summary of abbreviations:
DAC – Designated Activity Company
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USD – US Dollar
NQ- NP [1024] 1224 (4074885)    7